Acquisitions - Additional Information (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 Fastweb Acquisition USD ($)	Dec. 31, 2013 Fastweb Acquisition CNY	Dec. 31, 2012 Fastweb Acquisition CNY	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") USD ($)	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") CNY
Business Acquisition [Line Items]
Fair value of contingent consideration in shares reclassified to additional paid in capital	$ 7,435	45,012	41,197	$ 5,279	31,956